Operating segments	6 Months Ended
Jun. 30, 2026
Operating segments [Abstract]
Operating segments
Note 2. Operating segments
2.1 Operating Segments
An operating segment is a component of the Group that engages in business activities from which it may earn revenues and incur expenses; including revenues and expenses that relate to transactions with any of the Group's other components. An operating segment's operating results are reviewed regularly by the Chief Operating Decision Maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and for which discrete financial information is available. The Managing Director is considered to be the CODM and is empowered by the Board to allocate resources and assess the performance of the Group.
Segment results that are reported to the CODM include items directly attributable to a segment as well as those that can be allocated on a reasonable basis.
Description of segments
The Company operates predominantly as a mineral exploration and development company. The operating segments are based on the reports reviewed by the Managing Director for assessing performance and determining the allocation of resources and strategic decision making within the Group.

North America	Represents activity in the US primarily in relation to Rhyolite Ridge and the Reno office.
Australia	Represents head office expenditure, including ASX listing costs, employee benefits, exchange gains and losses and corporate assets (predominantly cash).

	North America	North America	Australia	Australia	Total	Total
	6 months ended	6 months ended	6 months ended	6 months ended	6 months ended	6 months ended
	30-Jun-2026	31-Dec-2025	30-Jun-2026	31-Dec-2025	30-Jun-2026	31-Dec-2025
	($'000)	($'000)	($'000)	($'000)	($'000)	($'000)

Other expenses	(930)	(741)	(1,416)	(904)	(2,346)	(1,645)

Employee benefits and other expenses	(1,150)	(964)	(1,137)	(1,757)	(2,287)	(2,721)
Net financing (expense)/income	(2,200)	(1,996)	2,825	2,292	626	296

Loss before income tax	(4,280)	(3,701)	272	(369)	(4,007)	(4,070)

Segment assets
Exploration assets	214,737	209,009	-	-	214,737	209,009
Other assets	53,507	12,683	10,851	10,851	64,358	23,534
Total assets	268,244	221,692	10,851	10,851	279,095	232,543

Segment liabilities
Payables	(1,761)	(1,416)	(148)	(421)	(1,909)	(1,837)
Provisions	(169)	(105)	(224)	(198)	(393)	(303)
Total current liabilities	(1,930)	(1,521)	(372)	(619)	(2,302)	(2,140)

Payables	(20)	(107)	(86)	(77)	(106)	(184)
Total non-current liabilities	(20)	(107)	(86)	(77)	(106)	(184)

Net assets	266,294	220,064	10,393	10,155	276,687	230,219

Major customers
This Company has no major customers and nil revenues at 30 June 2026 (31 December 2025: nil).